Offerings - Offering: 1	Aug. 10, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price, principal amount or number of the securities of Class A Common Stock, $0.001 par value per share, of Houlihan Lokey, Inc. is being registered as may from time to time be issued at indeterminate prices. (2) Includes rights to acquire shares of Class A Common Stock under any shareholder rights plan then in effect, if applicable under the terms of any such plan. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Houlihan Lokey, Inc. is deferring payment of all of the registration fee. Any registration fee will be paid subsequently on a pay-as-you-go basis in accordance with Rule 457(r).